Note 6 - Income Taxes (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Income Tax Expense (Benefit), Total	$ 0	$ 0	$ 0	$ 0